Share Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Option Activitiy and Changes	option activity during the year ended December 31, 2024.

			Weighted- average		Weighted-
		Weighted-	remaining	Aggregated	average
	Number of	average	contractual	intrinsic	grant date
Share options	shares	exercise price	term(years)	value	fair value
		RMB		RMB	RMB
Outstanding and exercisable, December 31, 2023	31,550	560.95	3.81	—	271.90
Forfeited	—	—	—	—	—
Outstanding and exercisable, December 31, 2024	31,550	560.95	2.81	—	271.90

Schedule of Share-based Compensation Expense Recognized

Total share-based compensation expense of share-based awards granted to employees, certain directors and management recognized for the years ended December 31, 2022, 2023 and 2024 were as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	33	—	—
Sales and marketing expenses	4,166	—	—
General and administrative expenses	2,982	—	—
	7,181	—	—